T. ROWE PRICE Blue Chip Growth Portfolio
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION
SERVICES 16.2%
Entertainment 1.9%
Netflix (1) 50,741 11,946
Sea, ADR (1) 189,720 10,634
Spotify Technology (1) 23,727 2,048
Walt Disney (1) 55,173 5,204
29,832
Interactive Media & Services 13.8%
Alphabet, Class A (1) 163,440 15,633
Alphabet, Class C (1) 1,576,428 151,574
Meta Platforms, Class A (1) 329,010 44,640
Tencent Holdings (HKD)  153,300 5,178
217,025
Wireless Telecommunication
Services 0.5%
T-Mobile U.S. (1) 55,706 7,474
7,474
Total Communication Services 254,331
CONSUMER
DISCRETIONARY 21.5%
Automobiles 5.4%
Tesla (1) 323,443 85,793
85,793
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 5,158 8,475
Chipotle Mexican Grill (1) 10,591 15,916
24,391
Internet & Direct Marketing
Retail 10.9%
Amazon.com (1) 1,494,091 168,832
DoorDash, Class A (1) 63,120 3,122
171,954
Multiline Retail 1.1%
Dollar General  71,094 17,053
17,053
Specialty Retail 1.3%
Carvana (1)(2) 151,933 3,084
Ross Stores  160,478 13,524
TJX  57,764 3,588
20,196
Textiles, Apparel & Luxury
Goods 1.3%
Lululemon Athletica (1) 36,012 10,067
NIKE, Class B  121,724 10,118
20,185
Total Consumer Discretionary 339,572
FINANCIALS 3.5%
Capital Markets 2.6%
Charles Schwab  156,460 11,245
Goldman Sachs Group  61,649 18,066
Shares/Par $ Value
(Cost and value in $000s)
‡
MSCI  6,135 2,587
S&P Global  32,018 9,777
41,675
Insurance 0.9%
Chubb  36,486 6,636
Marsh & McLennan  49,161 7,339
13,975
Total Financials 55,650
HEALTH CARE 13.7%
Health Care Equipment &
Supplies 2.5%
Align Technology (1) 9,708 2,011
Intuitive Surgical (1) 114,869 21,531
Stryker  65,690 13,305
Teleflex  15,251 3,072
39,919
Health Care Providers &
Services 5.5%
Humana  31,075 15,077
UnitedHealth Group  142,655 72,047
87,124
Health Care Technology 0.3%
Veeva Systems, Class A (1) 26,756 4,412
4,412
Life Sciences Tools & Services 2.2%
Danaher  88,853 22,950
Thermo Fisher Scientific  24,359 12,354
35,304
Pharmaceuticals 3.2%
AstraZeneca, ADR  90,094 4,941
Eli Lilly  108,042 34,935
Zoetis  66,994 9,935
49,811
Total Health Care 216,570
INDUSTRIALS & BUSINESS
SERVICES 1.1%
Commercial Services &
Supplies 0.2%
Cintas  6,801 2,640
2,640
Industrial Conglomerates 0.8%
General Electric  70,222 4,347
Roper Technologies  24,245 8,720
13,067
Professional Services 0.1%
TransUnion  35,658 2,121
2,121
Total Industrials & Business Services 17,828

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY 42.5%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  27,319 3,015
3,015
IT Services 7.3%
Adyen (EUR) (1) 1,622 2,023
Affirm Holdings (1)(2) 75,814 1,422
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $2,803 (1)(3)(4) 735,429 1,449
Block, Class A (1) 87,121 4,791
Mastercard, Class A  127,906 36,369
MongoDB (1) 34,809 6,912
PayPal Holdings (1) 53,657 4,618
Shopify, Class A (1) 189,690 5,110
Snowflake, Class A (1) 23,373 3,972
Visa, Class A  271,586 48,247
114,913
Semiconductors & Semiconductor
Equipment 5.5%
Advanced Micro Devices (1) 205,606 13,027
ASML Holding  32,474 13,488
Marvell Technology  142,346 6,108
Monolithic Power Systems  19,532 7,098
NVIDIA  281,152 34,129
Taiwan Semiconductor Manufacturing,
ADR  66,606 4,567
Texas Instruments  57,106 8,839
87,256
Software 19.8%
Atlassian, Class A (1) 48,106 10,131
Bill.com Holdings (1) 63,600 8,419
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(3)(4) 1,441 1,376
Confluent, Class A (1) 81,558 1,939
Crowdstrike Holdings, Class A (1) 20,110 3,314
Datadog, Class A (1) 36,094 3,204
Fortinet (1) 71,466 3,511
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(3)(4) 27,971 527
HashiCorp, Class A (1)(2) 19,425 625
Intuit  68,322 26,462
Microsoft  840,058 195,650
Paycom Software (1) 5,077 1,675
ServiceNow (1) 89,739 33,886
Synopsys (1) 70,923 21,668
312,387
Technology Hardware, Storage &
Peripherals 9.7%
Apple  1,112,638 153,767
153,767
Total Information Technology 671,338
Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.8%
Chemicals 0.8%
Linde  27,666 7,459
Sherwin-Williams  28,611 5,858
Total Materials 13,317
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
Opendoor Technologies, Class A (1)(2) 356,500 1,109
Total Real Estate 1,109
Total Common Stocks (Cost
$1,015,351) 1,569,715
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)(3)
(4) 92 88
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(3)(4) 10 9
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742 (1)(3)(4) 12,546 694
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305 (1)(3)(4) 31,368 1,734
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,127 (1)(3)(4) 37,063 698
Total Information Technology 3,223
Total Convertible Preferred Stocks
(Cost $4,348) 3,223
CORPORATE BONDS 0.2%
Carvana, 10.25%, 5/1/30 (2)(5) 4,175,000 2,745
Total Corporate Bonds (Cost $4,175) 2,745
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 3.07% (6)(7) 6,236,723 6,237
Total Short-Term Investments (Cost
$6,237) 6,237

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 3.07% (6)(7) 4,658,466 4,658
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 4,658
Total Securities Lending Collateral
(Cost $4,658) 4,658
Total Investments in
Securities 100.5%
(Cost $1,034,769) $ 1,586,578
Other Assets Less Liabilities (0.5)% (7,746)
Net Assets 100.0% $ 1,578,832
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,575 and represents 0.4% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,745 and represents
0.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 63++
Totals $ —# $ — $ 63+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 14,377  ¤  ¤ $ 10,895
Total $ 10,895^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $63 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $10,895.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E307-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,559,162 $ 7,201 $ 3,352 $ 1,569,715
Convertible Preferred Stocks — — 3,223 3,223
Corporate Bonds — 2,745 — 2,745
Short-Term Investments 6,237 — — 6,237
Securities Lending Collateral 4,658 — — 4,658
Total $ 1,570,057 $ 9,946 $ 6,575 $ 1,586,578